Additional Financial Information of Parent Company - Schedule I (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Shareholders' Equity:
Ordinary shares, par value ( in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	201,479,446	198,143,739
Ordinary shares, shares outstanding	201,479,446	198,143,739
Parent Company
Shareholders' Equity:
Ordinary shares, par value ( in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	201,479,446	198,143,739
Ordinary shares, shares outstanding	201,479,446	198,143,739